Victory Integrity Discovery Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
MCI [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
MCI [Member] | Russell Microcap® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	7.25%	7.48%
MCI [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	11.31%	8.81%	8.38%
MCI [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.99%	7.66%	6.84%
MCI [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.28%	6.81%	6.38%